RELATED PARTY TRANSACTIONS AND BALANCES (Tables)	6 Months Ended	12 Months Ended
	Sep. 30, 2023	Mar. 31, 2023
Related Party Transactions [Abstract]
SUMMARY OF RELATIONSHIP WITH COMPANY

The related party of the Company with whom transactions are reported in these unaudited condensed consolidated financial statements are as follows:

Name of Individual	Relationship with the Company
Roma Appraisals Limited (the “RAL”)	A company formerly controlled by Mr. Cheng
Top Elect Group Limited (“Top Elect”)	A company controlled by Director, Ms. Luk
Ranger Advisory Co. Limited (“Ranger”)	A company formerly controlled by Mr. Cheng
Claire Luk (“Ms. Luk”)	Director of the Company
Kingsley Cheng (“Mr. Cheng”)	Former director of the Company

The related party of the Company with whom transactions are reported in these financial statements are as follows:

Name of Individual	Relationship with the Company
Roma Appraisals Limited (the “RAL”)	An affiliate of RRA prior to the reorganization
Roma Group Limited (the “RGL”)	An affiliate of RRA prior to the reorganization
Project P Enterprise Limited (the “Project P”)	An affiliate of RRA prior to the reorganization
Roma Oil and Mining Associated Limited (the “ROM”)	An affiliate of RRA prior to the reorganization
KLS Consultants Limited (the “KLS”)	An affiliate of RRA prior to the reorganization
B.I. Appraisals Limited (the “B.I. Appraisals”)	An affiliate of RRA prior to the reorganization
B.I. ESG Advisory Limited (the “B.I. ESG”) Limited	An affiliate of RRA prior to the reorganization
Roma Credit & Risk (the “C&R”)	An affiliate of RRA prior to the reorganization
M Success Finance Ltd (the “MSF”)	An affiliate of RRA prior to the reorganization
Charleton Holdings Limited (the “Charleton”)	An affiliate of RRA prior to the reorganization
Top Elect Group Limited (“Top Elect”)	Related company formerly controlled by Mr. Cheng and currently controlled by Ms. Luk
Ranger Advisory Co. Limited (“Ranger”)	Related company formerly controlled by Mr. Cheng
Kingsley Cheng	Former director of the Company
Claire Luk	Director of the Company

SCHEDULE OF RELATED PARTY TRANSACTIONS

		March, 31,	September 30,
		2023	2023	2023
Name	Nature	HKD	HKD	USD

Ranger*	Accounts payable	$205,767	$-	$-

Top Elect	Subscription receivables	$-	$9,384	$1,203

Ms. Luk	Due to directors	$58,500	$1,136,666	$145,726

Mr. Cheng*	Due to directors	$501,797	$-	$-

*	Mr. Cheng resigned as Director of the Company on April 6, 2023. As a result, Ranger ceased to be related party since April 6, 2023.

Accounts payable - related parties

	March 31,
	2022	2023
	HKD	HKD
Ranger	$1,275,045	$205,767

Due to related parties

	March 31,
	2022	2023
	HKD	HKD
RAL	$1,340,037	$-
Kingsley Cheng	-	501,797
Claire Luk	-	58,500
	$1,340,037	$560,297

Due to related parties represent advances from its related parties for the Company’s payment for daily operating purpose. The balances are unsecured, non-interest bearing, and payable on demand.

Revenue

	Years ended March 31,
	2022	2023
	HKD	HKD
B.I. Appraisals	$86,000	$-

Cost of Revenue

	Years ended March 31,
	2022	2023
	HKD	HKD
Ranger	$2,973,970	$-

Operating expenses

	Years ended March 31,
	2022	2023
	HKD	HKD
RAL	$4,851,764	$-
Project P	60,302	-
KLS	83,783	-
	$4,995,849	$-